APPENDIX I, II (Tables)	12 Months Ended
Dec. 31, 2020
Appendix IIi Tables Abstract
conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS

The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments:

Thousand of Reais	Note	2020	2019	2018

Stockholders' equity attributed under to the Parent Brazilian GAAP		78,968,183	69,773,232	65,233,743
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	(882)	8,767	8,344
Reclassification of fair value through other comprehensive income	j	(522,107)	73,431	72,980
Impairment of financial assets measured at amortized cost	a	(635,194)	(23,589)	(1,483,043)
Remensurations, Debt instruments, due to reclassifications IFRS 9		907	-	26,274
Category transfers - IFRS 9	b	357,972	(206,984)	(619)
Deferral of financial fees, commissions and inherent costs under effective interest rate method
	c	1,324,853	1,197,325	851,629
Reversal of goodwill amortization	d	27,527,699	26,933,892	26,764,529
Realization on purchase price adjustments	e	615,953	477,366	631,120
Recognition of fair value in the partial sale in subsidiaries	f	-	112,052	112,052
Option for Acquisition of Equity Instrument	g	(1,744,336)	(1,816,799)	(1,323,994)
Goodwill acquisition Santander Services (Santusa)	h	(209,285)	(239,182)	(269,158)
Tax Credit with realization over 10 years		-	184,005	322,539
Others		93,224	177,064	119,074
Stockholders' equity attributed to the parent under IFRS		105,776,987	96,650,580	91,065,470
Non-controlling interest under IFRS		312,885	558,581	529,990
Stockholders' equity (including non-controlling interest) under IFRS		106,089,872	97,209,161	91,595,460

Thousand of Reais	Note	2020	2019	2018

Net income attributed to the Parent under Brazilian GAAP		13,469,380	14,180,987	12,166,145
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	(27,428)	422	(11,974)
Reclassification of fair value through other comprehensive income	j	68,960	451	28,419
Impairment of financial assets measured at amortized cost	a	(498,778)	1,872,553	140,557
Remensurations, Debt instruments, due to reclassifications IFRS 9		907	(16,659)	(5,360)
Category transfers - IFRS 9	b	(78,057)	6,437	(16,195)
Deferral of financial fees, commissions and inherent costs under effective interest rate method
	c	185,478	346,298	187,425
Reversal of goodwill amortization	d	145,903	175,257	171,677
Realization on purchase price adjustments	e	(5,348)	(153,752)	(71,316)
Option to Acquire Own Equity Instrument	g	318,929	-	(143,194)
Goodwill acquisition Santander Services (Santusa)	h	29,898	29,898	29,820
Tax credit with realization over 10 years		(184,005)	(75,995)	260,000
Others		(7,311)	41,035	(153,527)
Net income attributed to the parent under IFRS		13,418,529	16,406,932	12,582,477
Non-controlling interest under IFRS		32,224	224,518	217,441
Net income (including non-controlling interest) under IFRS		13,450,752	16,631,450	12,799,918

Bank's consolidated financial statements prepared in accordance with IFRS

The following Statements of value added is not required under IFRS but being presented as supplementary information as required by Brazilian Corporate Law for publicly-held companies, and has been derived from the Bank´s consolidated financial statements prepared in accordance with IFRS.

	2020		2019		2018
Thousand of Reais
Interest and similar income	62,774,940		72,841,060		70,478,393
Net fee and commission income	16,228,214		15,713,152		14,132,159
Impairment losses on financial assets (net)	(17,450,188)		(13,369,905)		(12,713,435)
Other income and expense	(5,012,403)		(4,025,384)		(6,861,406)
Interest expense and similar charges	(18,332,228)		(28,519,953)		(28,557,051)
Third-party input	(7,946,539)		(7,544,695)		(7,219,152)
Materials, energy and others	(641,831)		(659,656)		(544,237)
Third-party services	(6,424,755)		(6,047,498)		(5,572,127)
Impairment of assets	(84,908)		(131,435)		(508,310)
Other	(795,045)		(706,106)		(594,478)
Gross added value	30,261,796		35,094,275		29,259,508
Retention
Depreciation and amortization	(2,579,127)		(2,391,857)		(1,739,959)
Added value produced	27,682,669		32,702,418		27,519,549
Added value received from transfer
Investments in affiliates and subsidiaries	112,261		149,488		65,958
Added value to distribute	27,794,930		32,851,906		27,585,507
Added value distribution
Employee	7,943,711	28.6%	8,457,212	25.7%	8,185,896	29.7%
Compensation	5,749,699		5,961,765		5,863,584
Benefits	1,514,611		1,637,099		1,534,560
Government severance indemnity funds for employees - FGTS	448,457		502,173		448,699
Other	230,974		356,175		339,053
Taxes	6,298,717	22.7%	7,674,704	23.4%	5,813,381	21.1%
Federal	10,088,318		6,571,450		4,864,176
State	(830,771)		54		224
Municipal	(2,958,830)		1,103,200		948,981
Compensation of third-party capital - rental	101,749	0.4%	88,540	0.3%	786,312	2.9%
Remuneration of interest on capital	13,450,753	48.4%	16,631,450	50.6%	12,799,918	46.4%
Dividends and interest on capital	3,837,085		10,800,000		6,600,000
Profit Reinvestment	9,581,444		5,606,932		5,982,477
Profit (loss) attributable to non-controlling interests	32,224		224,518		217,441
Total	27,794,930	100.0%	32,851,906	100.0%	27,585,507	100.0%